Debt - Additional Information (Detail) (USD $)					6 Months Ended		6 Months Ended		6 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013 Senior Secured Revolving Credit Facility [Member]	Mar. 07, 2013 Senior Secured Revolving Credit Facility [Member]	Jun. 30, 2013 Term Loan [Member] Scenario, Terms of Extension [Member]	Jun. 30, 2013 Minimum [Member] Senior Secured Revolving Credit Facility [Member]	Jun. 30, 2013 Maximum [Member] Senior Secured Revolving Credit Facility [Member]	Jun. 30, 2013 Bridge Loan [Member]	Feb. 25, 2013 Bridge Loan [Member]	Jun. 30, 2013 Temporary Increase in Borrowings [Member] Senior Secured Revolving Credit Facility [Member]	Jun. 06, 2013 Temporary Increase in Borrowings [Member] Senior Secured Revolving Credit Facility [Member]
Proforma Debt Instrument [Line Items]
Debt instrument face amount											$ 250,000,000
Debt instrument, description of variable rate										LIBOR		30 day LIBOR
Debt instrument, basis spread on variable rate										1.50%		2.75%
Debt instrument expired										May 24, 2013		Mar. 06, 2014
Debt instrument, origination fee										250,000
Debt instrument, amount maximum outstanding										115,000,000
Debt instrument, repayments of debt										115,000,000
Credit facility amount						500,000,000							500,000,000
Credit facility amount, maximum					1,000,000,000
Percentage of amount borrowed based on credit facility					50.00%
Cash and cash equivalents	251,406,000	397,198,000	0	0				15,000,000
Maximum leverage ratio									1.0
Debt service coverage ratio					2.0
Tangible net worth								1,000,000,000
Expiration date of credit facility					Mar. 07, 2015
Expiration of credit facility period							1 year
Initial structuring fee					5,000,000
Administrative fee												1,250,000
Payment of commitment fee annual rate					0.40%
Borrowings outstanding					$ 670,000,000							$ 170,000,000